January 4, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Consulting Group Capital Markets Funds (“Trust”)
SEC File Nos. 811-06318 and 033-40823
Rule 497 Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A (“Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 29, 2010.

Please contact Suzan Barron (of Brown Brothers Harriman & Co., the Trust’s administrator) at 617-772-1616 if you have any questions or comments concerning this filing.

Very truly yours,
/s/ ALISON LEMIEUX
Alison LeMieux
Chief Operating Officer

cc: Steven Hartstein (via email)
      Tim Levin, Esq. (via email)